Financial Items	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Items
8)	FINANCIAL ITEMS

8.1)	FINANCIAL EXPENSE
Consolidated financial expense in 2020, 2019 and 2018 includes $74, $77 and $74 of interest expense from financial obligations related to lease contracts (notes 15.2 and 17.2).

8.2)	FINANCIAL INCOME AND OTHER ITEMS, NET
The detail of financial income and other items, net in 2020, 2019 and 2018 was as follows:

		2020	2019	2018
Effects of amortized cost on assets and liabilities and others, net 1	$	(122)	(59)	(59)
Results from financial instruments, net (notes 14.2 and 17.4)		(17)	(1)	39
Foreign exchange results		6	(32)	10
Financial income		20	21	18
Others		3	—	(10)

	$	(110)	(71)	(2)

1	The increase in 2020 is mainly a result of the decrease in the discount rates in the United Kingdom utilized by the Company to determine its environmental remediation liabilities.